Deposits from the Central Bank and Deposits from credit institutions - By type and currency (Details) - MXN ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Type:
Financial instruments received as collateral	$ 111,937	$ 55,483
Cash collateral received	42,480	45,024
Total financial liabilities	1,259,588	1,191,900
Deposits from the Central Bank and credit institutions
Type:
Reciprocal accounts	3,999	2,316
Time deposits	10,125	4,506
Overnight deposits	23,359	13,688
Repurchase agreements	35,311	28,359
Other accounts	57,315	55,848
Cash collateral received	32,606	31,157
Others	24,709	24,691
Accrued interest	51	157
Total financial liabilities	130,160	104,874
Mexican peso | Deposits from the Central Bank and credit institutions
Type:
Total financial liabilities	116,354	100,347
USD | Deposits from the Central Bank and credit institutions
Type:
Total financial liabilities	13,791	4,470
Other currencies | Deposits from the Central Bank and credit institutions
Type:
Total financial liabilities	$ 15	$ 57